Distribution of Profit (Details) ¥ in Thousands, $ in Thousands					1 Months Ended									12 Months Ended
	Dec. 25, 2020 CNY (¥)	Dec. 25, 2020 USD ($)	Dec. 09, 2020 CNY (¥) shares	Dec. 09, 2020 USD ($) shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Mar. 18, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 25, 2020 CNY (¥)	Dec. 25, 2020 USD ($)	Nov. 30, 2018 CNY (¥)	Nov. 27, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Distribution of Profit (Details) [Line Items]
Dividends										¥ 157,663	$ 24,163
Dividends paid								¥ 10,434						¥ 6,432		¥ 42,300
Dividends unpaid																¥ 10,434	¥ 52,734	$ 24,163	¥ 52,734
Payments for repurchase stock | $				$ 13,713
offset historical aggregated amounts due from the Parent.									¥ 18,424
Net income							¥ 32,989
General reserve requires annual appropriation															10.00%
Percent of respective registered capital															50.00%
General reserve														¥ 5,491	¥ 5,095
Reserve percent of annual after tax profit minimum														25.00%
Education development reserve														¥ 48,875	¥ 43,965
Longwater Topco BV [Member]
Distribution of Profit (Details) [Line Items]
Stock repurchase, shares (in Shares) | shares			718,239	718,239
Stock repurchased, value (in Dollars) | $				$ 15,300
Payments for repurchase stock			¥ 89,083
Dividend Declared [Member]
Distribution of Profit (Details) [Line Items]
Dividends	¥ 157,663	$ 24,163			¥ 8,564	$ 1,240							¥ 80,614
Dividend Paid [Member]
Distribution of Profit (Details) [Line Items]
Dividends paid												¥ 27,880					¥ 27,880